                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-05491
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV     Pittsburgh, PA                November 15, 2006
----------------------     --------------------------    -----------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                71
                                             ------------------

Form 13F Information Table Value Total:          $288,042
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100  BERKSHIRE A             COM              084990175      575      600 SH       Sole                      600
3M COMPANY                     COM              88579Y101     3598    48350 SH       Sole                    48350
ALDABRA ACQUISITION CORP       COM              01407F103     2577   456969 SH       Sole                   456969
ALLIANCEBERNSTEIN              COM              01881G106      752    10900 SH       Sole                    10900
ALLSTATE CORP.                 COM              020002101      483     7700 SH       Sole                     7700
ALTRIA GROUP INC.              COM              02209S103     3705    48403 SH       Sole                    48403
AMER. INTL. GROUP              COM              026874107     7431   112150 SH       Sole                   112150
AMPHENOL CORP NEW - CL A       COM              032095101     9525   153800 SH       Sole                   153800
AT&T CORP.                     COM              001957109      263     8082 SH       Sole                     8082
AVIS BUDGET GRP                COM              053774105     3219   176000 SH       Sole                   176000
BANK OF AMERICA                COM              060505104      974    18190 SH       Sole                    18190
BELLSOUTH CORP.                COM              079860102      304     7103 SH       Sole                     7103
BERKSHIRE HATHAWAY B           COM              084670207     6627     2088 SH       Sole                     2088
BP PLC - SPONS ADR             COM              056622104      730    11124 SH       Sole                    11124
BRISTOL WEST HOLDINGS INC      COM              11037M105     5820   400000 SH       Sole                   400000
CATALYTICA ENERGY SYSTEMS      COM              148884109       22    20000 SH       Sole                    20000
CEDAR FAIR L.P.                COM              150185106     1905    72500 SH       Sole                    72500
CHEVRON CORP                   COM              166764100     3332    51376 SH       Sole                    51376
CITIGROUP, INC.                COM              172967101      755    15193 SH       Sole                    15193
COCA COLA                      COM              191216100     8714   195035 SH       Sole                   195035
CONSECO INC                    COM              208464883    18939   902300 SH       Sole                   902300


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

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
DISCOVERY HOLDINGS CO A WI     COM              25468Y107     9621   665350 SH       Sole                   665350
EXXON MOBIL                    COM              30231G102     1406    20950 SH       Sole                    20950
FEDERATED INVESTORS            COM              314211103      203     6000 SH       Sole                     6000
FORTUNE BRANDS                 COM              349631101     9018   120070 SH       Sole                   120070
GENERAL ELECTRIC               COM              369604103     1122    31785 SH       Sole                    31785
HEARTLAND TECHNOLOGIES         COM              421979105        0    20000 SH       Sole                    20000
HONEYWELL INTL                 COM              438516106      269     6583 SH       Sole                     6583
INTERNAT. PAPER                COM              460146103     1673    48300 SH       Sole                    48300
J.P. MORGAN CHASE              COM              46625H100     5439   115826 SH       Sole                   115826
JOHNSON & JOHNSON              COM              478160104      336     5180 SH       Sole                     5180
LIBERTY CAPITAL                COM              53071M302     5868    70216 SH       Sole                    70216
LIBERTY INTERACT.              COM              53071M104     6523   320085 SH       Sole                   320085
MELLON BANK                    COM              58551A108      212     5428 SH       Sole                     5428
MERITOR SAVINGS BANK-PA        COM              590007100     2794   702000 SH       Sole                   702000
MICROSOFT CORP                 COM              594918104      567    20713 SH       Sole                    20713
NEWELLRUBBERMAID               COM              651229106     8301   293107 SH       Sole                   293107
NORWOOD RES.                   COM              669958100       11    10000 SH       Sole                    10000
PFIZER                         COM              717081103     7433   262092 SH       Sole                   262092
PHH CORP NEW                   COM              693320202     4110   150000 SH       Sole                   150000
PINNACLE WEST                  COM              723484101    10314   228950 SH       Sole                   228950
PITNEY BOWES                   COM              724479100     3496    78800 SH       Sole                    78800
PNC BANK CORP.                 COM              693475105      313     4316 SH       Sole                     4316
POLYMER GROUP                  COM              731745204     2393    92916 SH       Sole                    92916
POLYMER GROUP B                COM              731745303      259    10367 SH       Sole                    10367
PRIMEDIA INC                   COM              74157K101     3192  2100000 SH       Sole                  2100000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PROCTER & GAMBLE               COM              742718109      295     4766 SH       Sole                     4766
READERS DIGEST                 COM              755267101    11096   856200 SH       Sole                   856200
REALOGY CORP                   COM              75605E100    10588   460334 SH       Sole                   460334
RESPIRONICS, INC.              COM              761230101      216     5600 SH       Sole                     5600
ROYAL DUTCH SHELL              COM              780259206     1950    29495 SH       Sole                    29495
TREEHOUSE FOODS                COM              89469A104     4966   210000 SH       Sole                   210000
TYCO INTL                      COM              902124106    18970   677745 SH       Sole                   677745
UST INC.                       COM              902911106     3080    56175 SH       Sole                    56175
VERIZON COMM.                  COM              92343V104      385    10372 SH       Sole                    10372
WASTE MGMT                     COM              94106L109    15526   423295 SH       Sole                   423295
WELLS FARGO CO.                COM              949746101      275     7600 SH       Sole                     7600
WYNDHAM WW.                    COM              98310W108     6887   246230 SH       Sole                   246230
SPDR-HEALTHCARE                MUTUAL           81369y209     5515 166150.00 SH      Sole                166150.00
SPDR-UTILITIES                 MUTUAL           81369Y886     1088 32000.00 SH       Sole                 32000.00
iSHARES DIVIDEND               MUTUAL           464287168     1030 15500.00 SH       Sole                 15500.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    26394 506405.00 SH      Sole                506405.00
STREETTRACKS GOLD              COM              863307104     4315 72550.00 SH       Sole                 72550.00
MFS INTERMED. INCOME TRUST     BOND             55273C107      341 55497.2891 SH     Sole               55497.2891
iSHARES LEHMAN AGGREGATE INDEX BOND             464287226     1713 17100.0000 SH     Sole               17100.0000
iSHARES T.I.P.S.               BOND             464287176     7112 70308.4890 SH     Sole               70308.4890
BLACKROCK MUNI TARGET TRUST    TAX-FREE         09247M105      100    10000 SH       Sole                    10000
FRANKLIN PENNSYLVANIA TAX-FREE TAX-FREE         354723801      120    11546 SH       Sole                    11546
NUVEEN PA.PREM. INCOME         TAX-FREE         67061F101      256    19006 SH       Sole                    19006
VAN KAMPEN PA. VALUE           TAX-FREE         92112T108      699    50800 SH       Sole                    50800


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